Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [abstract]
Discount rates	1.50%	1.20%	0.80%